Debt and Capital Lease Obligations (Consolidated Debt and Capital Lease Obligations) (Schedule) (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2013 USD ($)
Debt:
Weighted average interest rate	5.13%	5.13%	5.13%
Unused borrowing capacity		$ 3,974.1
Estimated fair value		46,151.1		$ 44,229.0
Carrying value		44,611.4		42,856.0
Capital lease obligations:
Total capital lease obligations		1,547.6		1,848.3
Total debt and capital lease obligations		46,159.0		44,704.3
Current maturities		(1,550.9)		(1,023.4)
Long-term debt and capital lease obligations		$ 44,608.1		43,680.9
VM Notes [Member]
Debt:
Weighted average interest rate	5.83%	5.83%	5.83%
Unused borrowing capacity		$ 0.0	£ 0.0
Estimated fair value		8,461.0		9,188.7
Carrying value		$ 8,060.7		9,150.1
VM Credit Facility [Member]
Debt:
Weighted average interest rate	3.78%	3.78%	3.78%
Unused borrowing capacity		$ 1,028.4	£ 660.0
Estimated fair value		4,734.9		4,388.9
Carrying value		$ 4,804.0		4,352.8
VM Convertible Notes [Member]
Debt:
Weighted average interest rate	6.50%	6.50%	6.50%
Unused borrowing capacity		$ 0.0	£ 0.0
Estimated fair value		178.7		164.1
Carrying value		$ 56.8		57.5
UPC Broadband Holding Bank Facility [Member]
Debt:
Weighted average interest rate	3.56%	3.56%	3.56%
Unused borrowing capacity	€ 1,046.2	$ 1,266.0
Estimated fair value		3,156.4		5,717.8
Carrying value		$ 3,179.2		5,671.4
UPC Holding Senior Notes [Member]
Debt:
Weighted average interest rate	7.16%	7.16%	7.16%
Unused borrowing capacity	€ 0.0	$ 0.0
Estimated fair value		2,603.6		3,297.4
Carrying value		$ 2,391.6		3,099.2
UPCB SPE Notes [Member]
Debt:
Weighted average interest rate	6.88%	6.88%	6.88%
Unused borrowing capacity	€ 0.0	$ 0.0
Estimated fair value		4,279.0		4,536.5
Carrying value		$ 4,009.4		4,219.5
Unitymedia KabelBW Notes [Member]
Debt:
Weighted average interest rate	5.75%	5.75%	5.75%
Unused borrowing capacity	€ 0.0	$ 0.0
Estimated fair value		7,869.3		8,058.2
Carrying value		$ 7,400.9		7,651.9
Unitymedia KabelBW Revolving Credit Facilities [Member]
Debt:
Weighted average interest rate	2.63%	2.63%	2.63%
Unused borrowing capacity	€ 220.0	$ 266.2
Estimated fair value		319.4		0.0
Carrying value		$ 338.8		0.0
Ziggo Credit Facility [Member]
Debt:
Weighted average interest rate	3.63%	3.63%	3.63%
Unused borrowing capacity	€ 650.0	$ 786.5
Estimated fair value		4,663.0		0.0
Carrying value		$ 4,710.8		0.0
Ziggo Notes [Member]
Debt:
Weighted average interest rate	6.82%	6.82%	6.82%
Unused borrowing capacity	€ 0.0	$ 0.0
Estimated fair value		1,082.3		0.0
Carrying value		$ 1,077.0		0.0
Telenet SPE Notes [Member]
Debt:
Weighted average interest rate	5.93%	5.93%	5.93%
Unused borrowing capacity	€ 0.0	$ 0.0
Estimated fair value		2,450.4		2,916.5
Carrying value		$ 2,299.0		2,759.2
Telenet Credit Facility [Member]
Debt:
Weighted average interest rate	3.44%	3.44%	3.44%
Unused borrowing capacity	€ 322.9	$ 390.8
Estimated fair value		1,633.4		1,956.9
Carrying value		$ 1,638.6		1,936.9
VTR Finance Senior Secured Notes [Member]
Debt:
Weighted average interest rate	6.88%	6.88%	6.88%
Unused borrowing capacity	€ 0.0	$ 0.0
Estimated fair value		1,439.4		0.0
Carrying value		$ 1,400.0		0.0
Sumitomo Collar Loan [Member]
Debt:
Weighted average interest rate	1.88%	1.88%	1.88%
Unused borrowing capacity	€ 0.0	$ 0.0
Estimated fair value		818.0		939.3
Carrying value		$ 787.7		894.3
Liberty Puerto Rico Bank Facility [Member]
Debt:
Weighted average interest rate	5.20%	5.20%	5.20%
Unused borrowing capacity		$ 40.0
Estimated fair value		666.2		666.2
Carrying value		$ 672.0		665.0
ITV Collar Loan [Member]
Debt:
Weighted average interest rate	1.73%	1.73%	1.73%
Unused borrowing capacity		$ 0.0
Estimated fair value		678.2		0.0
Carrying value		$ 667.0		0.0
Vendor Financing [Member]
Debt:
Weighted average interest rate	3.45%	3.45%	3.45%
Unused borrowing capacity		$ 0.0
Estimated fair value		946.4		603.1
Carrying value		$ 946.4		603.1
Other Debt [Member]
Debt:
Weighted average interest rate	9.28%	9.28%	9.28%
Unused borrowing capacity		$ 196.2
Estimated fair value		171.5		1,795.4
Carrying value		171.5		1,795.1
Unitymedia KabelBW Capital Lease [Member]
Capital lease obligations:
Total capital lease obligations		810.1		952.0
Telenet Capital Lease [Member]
Capital lease obligations:
Total capital lease obligations		413.4		451.2
Virgin Media Capital Lease [Member]
Capital lease obligations:
Total capital lease obligations		255.3		373.5
Other Subsidiaries Capital Lease [Member]
Capital lease obligations:
Total capital lease obligations		$ 68.8		$ 71.6